UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments

Elfun International Equity

Schedule of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—96.7% †	Number of Shares	Value
Australia—1.0%
Brambles Ltd.	212,929	$1,293
Paladin Energy Ltd.	472,767	1,643	(a)
		2,936

Brazil—2.9%
Banco Santander Brasil S.A.	224,300	3,019
Petroleo Brasileiro S.A. ADR	84,743	2,781
Vale S.A. ADR	88,926	2,468
		8,268

Canada—4.1%
Kinross Gold Corp.	36,735	691
Potash Corporation of Saskatchewan Inc.	43,791	6,296
Research In Motion Ltd.	52,231	2,551	(a)
Suncor Energy Inc.	63,706	2,080
		11,618

Chile—0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	17,246	832

China—1.3%
Baidu Inc. ADR	7,251	744	(a)
China Mobile Ltd.	74,691	765
China South Locomotive and Rolling Stock Corp.	2,133,155	2,025
		3,534

Denmark—0.8%
AP Moller—Maersk A/S	269	2,252

Finland—0.3%
Nokia Oyj	95,209	958	(a)

France—13.3%
AXA S.A.	147,745	2,587
BNP Paribas	87,567	6,237
Cap Gemini S.A.	60,051	3,017
Cie Generale d’Optique Essilor International S.A.	74,826	5,156
Credit Agricole S.A.	132,891	2,080
Danone	23,632	1,415
European Aeronautic Defence and Space Company N.V.	97,146	2,426
Safran S.A.	69,859	1,967
Schneider Electric S.A.	32,429	4,118
Total S.A.	78,289	4,041
Veolia Environnement	58,634	1,546
Vinci S.A.	38,071	1,911
Vivendi S.A.	35,377	968
		37,469

Germany—11.4%
Adidas AG	40,484	2,510
Bayer AG	35,514	2,480
Daimler AG	55,490	3,520
Deutsche Boerse AG	62,524	4,178
Linde AG	38,004	4,954
Metro AG	63,414	4,134
SAP AG	46,160	2,287
Siemens AG	62,638	6,621
ThyssenKrupp AG	48,178	1,573
		32,257

Hong Kong—1.2%
Esprit Holdings Ltd.	230,067	1,246
Hutchison Whampoa Ltd.	241,684	2,252
		3,498

India—0.7%
Larsen & Toubro Ltd.	44,495	2,032	(a)

Ireland—0.6%
CRH PLC	101,012	1,658

Italy—2.1%
ENI S.p.A.	105,018	2,270
UniCredit S.p.A.	1,445,052	3,695
		5,965

Japan—14.3%
Daikin Industries Ltd.	53,000	1,992
Fanuc Ltd.	14,000	1,781
Mitsubishi Corp.	97,000	2,300
Mitsubishi Estate Company Ltd.	131,946	2,145
Mitsubishi Heavy Industries Ltd.	288,000	1,062
Mitsubishi UFJ Financial Group Inc.	581,869	2,709
Nomura Holdings Inc.	659,613	3,190
SMC Corp.	10,700	1,410
Sony Financial Holdings Inc.	914	2,976
Sumitomo Metal Industries Ltd.	1,722,923	4,352
Sumitomo Mitsui Financial Group Inc.	25,739	749
Suzuki Motor Corp.	203,031	4,268
Taiyo Nippon Sanso Corp.	194,977	1,657
The Bank of Yokohama Ltd.	467,007	2,180
Toyota Motor Corp.	71,882	2,580
Unicharm Corp.	91,200	3,668
Yamada Denki Company Ltd.	19,744	1,224
		40,243

Mexico—0.5%
America Movil SAB de C.V. ADR	24,029	1,281

Netherlands—2.7%
Koninklijke Ahold N.V.	147,260	1,988
Koninklijke Philips Electronics N.V.	155,779	4,903
Unilever N.V.	22,427	671
		7,562

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	72,043	1,529

South Africa—0.9%
MTN Group Ltd.	144,744	2,615

South Korea—1.8%
KB Financial Group Inc.	27,663	1,189
Samsung Electronics Company Ltd.	5,590	3,809
		4,998

Spain—3.4%
Banco Santander S.A.	452,653	5,758	(a,h)
Iberdrola S.A.	107,605	829
Telefonica S.A.	117,536	2,915
		9,502

Sweden—0.9%
Telefonaktiebolaget LM Ericsson	220,889	2,429

Switzerland—8.9%
Credit Suisse Group AG (Regd.)	94,800	4,075
Nestle S.A.	151,531	8,120
Novartis AG	54,641	3,152
Roche Holding AG	27,685	3,803
Syngenta AG	13,744	3,435
Zurich Financial Services AG	10,285	2,424
		25,009

Taiwan—2.6%
Delta Electronics Inc.	583,000	2,435
Taiwan Semiconductor Manufacturing Company Ltd.	2,201,400	4,369
Taiwan Semiconductor Manufacturing Company Ltd. ADR	61,834	627
		7,431

United Kingdom - 20.2%
Autonomy Corporation PLC	85,275	2,436	(a)
BG Group PLC	198,803	3,504	(a)
BHP Billiton PLC	173,518	5,537	(h)
Diageo PLC	40,354	697
G4S PLC	414,869	1,664
G4S PLC	188,767	764
HSBC Holdings PLC	645,439	6,560
Lloyds Banking Group PLC	3,748,006	4,378
National Grid PLC	475,591	4,047
Prudential PLC	548,736	5,504
Reckitt Benckiser Group PLC	74,154	4,091
Rio Tinto PLC	87,910	5,155
Royal Dutch Shell PLC	120,356	3,634
Tesco PLC	586,961	3,922
The Capita Group PLC	223,516	2,768
Vodafone Group PLC	1,017,528	2,519
		57,180

Total Common Stock		273,056
(Cost $255,395)

Preferred Stock—2.0%
Fresenius SE	27,733	2,243
Volkswagen AG	26,889	3,250

Total Preferred Stock		5,493
(Cost $4,505)

Other Investments—0.0%*
GEI Investment Fund		95	(k)
(Cost $105)

Total Investments in Securities		278,644
(Cost $260,005)

Short-Term Investments—1.0%
GE Money Market Fund Institutional Class
0.03%		2,883	(d,k)
(Cost $2,883)

Total Investments		281,527
(Cost $262,888)

Other Assets and Liabilities, net—0.3%		859

NET ASSETS —100.0%		$282,386

Other Information

The Fund had the following short futures contracts open at September 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
DJ Euro Stoxx 50 Index Futures	December 2010	2	$(75)	$1

The Fund was invested in the following categories at September 30, 2010 (unaudited):

Industry	Percentage (based on Market Value)
Diversified Banks	12.92%
Integrated Oil & Gas	6.50%
Industrial Conglomerates	4.89%
Automobile Manufacturers	4.84%
Diversified Metals & Mining	3.80%
Fertilizers & Agricultural Chemicals	3.75%
Packaged Foods & Meats	3.63%
Pharmaceuticals	3.35%
Semiconductors	3.13%
Wireless Telecommunication Services	3.09%
Life & Health Insurance	3.01%
Steel	2.98%
Household Products	2.76%
Industrial Gases	2.35%
Communications Equipment	2.11%
Food Retail	2.10%
Multi-Utilities	1.99%
Healthcare Supplies	1.83%
Multi-Line Insurance	1.78%
Application Software	1.68%
Aerospace & Defense	1.56%
Industrial Machinery	1.51%
Specialized Finance	1.49%
Hypermarkets & Super Centers	1.47%
Electrical Components & Equipment	1.46%
Diversified Capital Markets	1.45%
Construction & Engineering	1.40%
Investment Banking & Brokerage	1.13%
IT Consulting & Other Services	1.07%
Integrated Telecommunication Services	1.04%
Human Resource & Employment Services	0.98%
Apparel, Accessories & Luxury Goods	0.89%
Electronic Components	0.86%
Security & Alarm Services	0.86%
Trading Companies & Distributors	0.82%
Healthcare Equipment	0.80%
Marine	0.80%
Regional Banks	0.78%
Diversified Real Estate Activities	0.76%
Construction & Farm Machinery & Heavy Trucks	0.72%
Building Products	0.71%
Construction Materials	0.59%
Coal & Consumable Fuels	0.58%
Diversified Support Services	0.46%
Apparel Retail	0.44%
Computer & Electronics Retail	0.43%
Movies & Entertainment	0.34%
Electric Utilities	0.30%
Internet Software & Services	0.26%
Distillers & Vintners	0.25%
Gold	0.25%

98.95%

Short-Term and Other Investments	Percentage (based on Market Value)
Short-Term	1.02%
Other Investments	0.03%

1.05%

100.00%

Notes to Schedules of Investments (dollars in thousands)—September 30, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $6,925; $31,662 and $8,854 or 3.16%, 8.81% and 4.35% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2010 (as a percentage of net assets) as follows:

FSA                8.79%

AMBAC         8.15%

MBIA             5.88%

(o)	Securities at default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2010, these securities amounted to $1,039 and $127 or 0.29% and 0.06% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2010.
*	Less than 0.05%
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As September 30, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation / (Depreciation) on Investments
Elfun International Equity Fund	274,846	33,618	(26,773)	6,845

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2010:

Elfun International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$273,056	$—	$—	$273,056
Preferred Stock	5,493	—	—	5,493
Other Investments	—	95	—	95
Short-Term Investments	2,883	—	—	2,883

Total Investments in Securities	$281,432	$95	$—	$281,527

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$1	$—	$—	$1

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives September 30, 2010			Liability Derivatives September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)

Elfun International Equity Fund
Equity Contracts	Receivables, Net Assets—	1	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. IRELAND
James W. Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 24, 2010

By:	/s/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: November 24, 2010